DEPOSIT FOR NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non-refundable deposit	$ 137,715	$ 86,515
Buildings [Member]
Non-refundable deposit	135,299	85,722
Land Use Rights [Member]
Non-refundable deposit	$ 2,416	$ 793